Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Socializer Messenger Platform Software	AI-Powered Travel Platform Software	Credit service Management System	Finance Management System	Robotic Arms	Restaurant Online Ordering Management System	Digital assets	Other Software Package	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Cost

At January 1, 2024	-	1,000,000	-	-	-	-	-	24,316	1,051,559
Additions	3,465,820	-	1,503,848	1,467,386	-	-	-	33,151	6,470,205
Disposal of controlling in subsidiaries	-	-	-	-	-	-	-	(2,546)	(2,546)
Currency realignment	-	-	-	-	-	-	-	646	646
At December 31, 2024	3,465,820	1,000,000	1,503,848	1,467,386	-	-	-	55,567	7,492,621
Additions					3,461,867	1,447,342	1,011,000	-	5,920,209
Written off								(58,029)	(58,029)
Disposal of controlling in subsidiaries	(3,465,820)	(1,000,000)	-	-	(3,461,867)	-	-	-	(7,927,687)
Currency realignment	-	-	-	-	-	-	-	2,462	2,462
At December 31, 2025	-	-	1,503,848	1,467,386	-	1,447,342	1,011,000	-	5,429,576

Accumulated depreciation:
At January 1, 2024	-	-	-	-	-	-	-	-	-
Charges	202,292	-	-	-	-	-	-	5,697	207,989
Currency realignment	(4,001)	-	-	-	-	-	-	-	(4,001)
At December 31, 2024	198,291	-	-	-	-	-	-	5,697	203,988
Charges	323,116	93,750	130,674	317,934	72,121	12,061	-	6,314	955,970
Disposal	(458,228)	(75,000)	-	-	-	-	-	(12,264)	(545,492)
Disposal of controlling in subsidiaries	(63,179)	(18,750)	-	-	(72,121)	-	-	-	(154,050)
Impairment loss	-	-	-	-	-	-	918,324	-	918,324
Currency realignment	-	-	-	-	-	-	-	253	253
At December 31, 2025	-	-	130,674	317,934	-	12,061	918,324	-	1,378,993

Carrying amount:
At December 31, 2024	3,267,529	1,000,000	1,503,848	1,467,386	-	-	-	49,870	7,288,633
At December 31, 2025	-	-	1,373,174	1,149,452	-	1,435,281	92,676	-	4,050,583